Debt issued designated at fair value	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory

Note 19 Debt issued designated at fair value

USD million	31.12.18	31.12.17
Issued debt instruments
Equity-linked[1]	34,392	35,046
Rates-linked	12,073	5,961
Credit-linked	3,282	3,013
Fixed-rate	5,099	4,022
Other	2,185	2,740
Total debt issued designated at fair value	57,031	50,782
of which: issued by UBS AG with original maturity greater than one year[2]	40,289	38,230
of which: life-to-date own credit (gain) / loss	(270)	163
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. More than 99% of the balance as of 31 December 2018 was unsecured (31 December 2017: more than 99% of the balance was unsecured).

As of 31 December 2018 and 31 December 2017, the contractual redemption amount at maturity of debt issued designated at fair value through profit or loss was not materially different from the carrying value.

The table below shows the residual contractual maturity of the carrying value of debt issued designated at fair value, split between fixed-rate and floating-rate instruments based on the contractual terms, and does not consider any early redemption features. Interest rate ranges for future interest payments related to debt issued designated at fair value have not been included in the table below as a majority of the debt instruments issued are structured products, and therefore the future interest payments are highly dependent upon the embedded derivative and prevailing market conditions at the point in time that each interest payment is made.

  Refer to Note 27 for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying value
USD million	2019	2020	2021	2022	2023	2024–2028	Thereafter	Total 31.12.18	Total 31.12.17
UBS AG1
Non-subordinated debt
Fixed-rate	3,904	1,509	1,178	447	274	802	3,694	11,807	9,664
Floating-rate	19,921	4,669	3,947	1,610	2,758	5,544	5,113	43,562	39,063
Subtotal	23,825	6,178	5,126	2,057	3,031	6,346	8,807	55,370	48,728
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	805	25	66	7	0	321	6	1,230	1,437
Floating-rate	13	119	83	6	26	0	183	431	617
Subtotal	818	145	149	13	26	321	189	1,662	2,054
Total	24,643	6,322	5,275	2,070	3,058	6,668	8,996	57,031	50,782
1 Comprises instruments issued by the legal entity UBS AG. 2 Comprises instruments issued by subsidiaries of UBS AG.

UBS AG
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory

Note 19 Debt issued designated at fair value

USD million	31.12.18	31.12.17
Issued debt instruments
Equity-linked[1]	34,392	35,046
Rates-linked	12,073	5,961
Credit-linked	3,282	3,013
Fixed-rate	5,099	4,022
Other	2,185	2,740
Total debt issued designated at fair value	57,031	50,782
of which: issued by UBS AG with original maturity greater than one year[2]	40,289	38,230
of which: life-to-date own credit (gain) / loss	(270)	163
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. More than 99% of the balance as of 31 December 2018 was unsecured (31 December 2017: more than 99% of the balance was unsecured).

As of 31 December 2018 and 31 December 2017, the contractual redemption amount at maturity of debt issued designated at fair value through profit or loss was not materially different from the carrying value.

The table below shows the residual contractual maturity of the carrying value of debt issued designated at fair value, split between fixed-rate and floating-rate instruments based on the contractual terms, and does not consider any early redemption features. Interest rate ranges for future interest payments related to debt issued designated at fair value have not been included in the table below as a majority of the debt instruments issued are structured products, and therefore the future interest payments are highly dependent upon the embedded derivative and prevailing market conditions at the point in time that each interest payment is made.

  Refer to Note 27 for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying value
USD million	2019	2020	2021	2022	2023	2024–2028	Thereafter	Total 31.12.18	Total 31.12.17
UBS AG1
Non-subordinated debt
Fixed-rate	3,904	1,509	1,178	447	274	802	3,694	11,807	9,664
Floating-rate	19,921	4,669	3,947	1,610	2,758	5,544	5,113	43,562	39,063
Subtotal	23,825	6,178	5,126	2,057	3,031	6,346	8,807	55,370	48,728
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	805	25	66	7	0	321	6	1,230	1,437
Floating-rate	13	119	83	6	26	0	183	431	617
Subtotal	818	145	149	13	26	321	189	1,662	2,054
Total	24,643	6,322	5,275	2,070	3,058	6,668	8,996	57,031	50,782
1 Comprises instruments issued by the legal entity UBS AG. 2 Comprises instruments issued by subsidiaries of UBS AG.